SHORT-TERM AND LONG-TERM DEBT - Components (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt	$ 1,826,504,000			$ 1,732,679,000
Current portion of debt	(106,135,000)			(99,706,000)
Long-term portion of debt issuance costs	(12,096,000)			(13,749,000)
Long-term debt	1,708,273,000			1,619,224,000
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Total debt	1,280,623,000			1,329,878,000
U.S. dollar denominated floating rate debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	0			139,022,000
U.S. dollar denominated floating rate debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	320,000,000
Total debt	287,275,000			305,974,000
U.S. dollar denominated floating rate debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	330,000,000		$ 330,000,000
Total debt	313,000,000			0
U.S. dollar denominated floating rate debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price		$ 180,000,000
Total debt	174,066,000			0
U.S. dollar denominated fixed rate debt
Debt Instrument [Line Items]
Total debt	145,881,000			152,801,000
U.S. dollar denominated fixed rate debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	145,881,000			152,801,000
U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Total debt	400,000,000			250,000,000
$629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		629,000,000	$ 629,000,000
$629 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	629,000,000
Total debt	0			467,865,000
$125 million term tranche under the $375 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Face amount				125,000,000
Total debt	97,354,000			119,475,000
$375 million revolving credit facility | U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000
Flex Enterprise $150 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	137,718,000			147,542,000
Flex Resolute $150 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	142,106,000			150,000,000
$140 million term tranche under the $290 Million Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Face amount		140,000,000
Total debt	129,104,000			0
$290 million facility | U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity	290,000,000	290,000,000
$250 million revolving tranche under the $375 Million Facility | U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Face amount				250,000,000
Total debt	250,000,000			250,000,000
$150 million revolving tranche under the $290 Million Facility | U.S. dollar denominated revolving credit facilities
Debt Instrument [Line Items]
Face amount		$ 150,000,000
Total debt	$ 150,000,000			$ 0